Thornburg Value Fund
SemiAnnual Report
March 31, 2001

Letter to shareholders
April 18, 2001

William V. Fries, CFA
Portfolio Manager
Dear Fellow Shareholder:

The total returns of the Thornburg Value Fund share classes for the fiscal semiannual period ended March 31, 2001 are shown in the table below. The table includes results for the quarter, 1 and 5 year periods, and since inception. The returns shown are for investors who held shares for the entire periods shown, with the assumption that all dividends were reinvested in additional shares.

Total return performance as of 3.31.2001
                        A Shares                           B Shares                  C Shares                           I Shares
             Last Cal. One Yr Five Yrs Since    Last Cal. One Yr   Since  Last Cal. One Yr  Five Yrs  Since  Last Cal One Yr. Since
                Qtr.                   Incept.     Qtr.            Incep.    Qtr.                     Incept.  Qtr.           Incept
Net Asset Value 6.41)%  (9.44)% 22.23%* 22.09%*  (6.66)%  (9.86)%  (9.93)%* (6.62)% (10.41)% 21.26%* 21.14%* (6.34)% (9.10)% 16.59%*
Max.Offering .(10.63)% (13.51)% 21.12%* 21.08%* (11.33)% (14.36)% (14.47)%* (6.62)% (10.41)% 21.26%* 21.14%* (6.34)% (9.10)% 16.59%*
Price

Past performance cannot guarantee future results
* Annualized.
Inception of Class A and C shares: 5/28/98. Inception of Class B shares: 4/30/00 Inception of Class I shares: 10/2/95

On March 30, 2001, income distributions of 0.076, 0.042, 0.024, 0.093 per share were paid on Class A, Class B, Class C and Class I shares, respectively.

A portion of the portfolio performed well during the quarter, including a surprising number of technology issues, (Advance Micro Devices, Samsung, AOL Time Warner, Dallas Semiconductor). This was more than offset by poor results in other areas. Stocks we refer to as "Emerging Franchises" were particularly weak. After a show of strength in January, these issues succumbed to either declining business conditions or market impatience and sold off sharply, especially investments in telecommunications and business software. Reflecting the absence of perceived cyclicality, relative strength was experienced among credit sensitive and traditional defensive issues, such as healthcare and consumer staples.

Our portfolio trading activity during the period reflects cautious optimism. With the prospect for lower interest rate increasing stocks whose earnings should benefit from lower rates have become appealing. Positions added during the period include: Washington Mutual and Constellation Energy. We reduced exposure to technology reflecting sales for risk control, declining valuations, and the elimination of positions due to fundamental disappointments.

In today's challenging market, investors are tempted to hunker down and invest defensively. The downside of implementing this strategy is that when market conditions improve, defensive positions will not likely fare well. When this will occur is not predictable. With this in mind, we are maintaining a diversified portfolio of high quality companies, including some deeply depressed issues. Some of these are prior holdings purchased at higher prices, and some have recently been added to the portfolio. In all cases, we pay careful attention to the fundamental development of a firm's business, since this indicates longer run stock price development.
The impact of new holdings, market value changes, and other portfolio activity is reflected in the sector weightings shown in the table at left. At March 31, the portfolio's 5 largest sectors included 22 stocks and accounted for 40.43% of portfolio value.

The calendar year has gotten off to a rough start for equity investors. The dramatic and painful decline of most technology stocks is no doubt having an impact on personal spending habits and intentions. Both monetary and government fiscal policy are pursuing an expansionary economic posture to reverse the situation, so far with little impact. In time, the effort should prove effective. Among the most appealing investment characteristics in this environment are reliable earnings, or a deeply depressed stock price. These do not usually occur together. Your Thornburg Value Fund portfolio includes some of each kind of company. For a summary of your portfolio holdings (and more), please visit our website at www.thornburg.com.

These are difficult times for investors seeking capital appreciation from common stocks. When the psychology is the worst, the opportunities are the largest. We have poor market psychology currently. Thank you for investing in Thornburg Value Fund.
TOP TEN Holdings comparison *
                             3.31.2000

Bank of New York ........      3.47%
Kimberly Clark Corp. ....      3.29%
Julius Baer-Bearer Shares      3.20%
Bell Atlantic Corp. .....      3.09%
Bell Canada .............      3.05%
Albertson's Inc. ........      3.00%
Sony Corp. ..............      2.79%
Intel Corp. .............      2.79%
Health Mgt. Assoc 2.75%
Dow Chemical ............      2.67%

                             3.31.2001

Unocal Corp .............      3.26%
Bank of New York ........      3.25%
Kimberly Clark Corp. ....      3.17%
CVS Corp. ...............      3.12%
Constellation Energy ....      3.06%
Wells Fargo .............      3.00%
Verizon Comm ............      2.98%
American Home Prds ......      2.77%
Simon Property Grp ......      2.75%
Pepsico Inc. ............      2.75%


Sincerely,



William V. Fries, CFA
Portfolio Manager

Statement of assets and liabilities
Thornburg Value Fund
March 31, 2001
(unaudited)

ASSETS
Investments at value (cost $1,720,517,553) ..................   $ 1,755,791,494
Cash ........................................................            75,512
Receivable for fund shares sold .............................        13,944,342
Unrealized gain on forward exchange contracts (Note 6) ......         5,439,419
Dividends receivable ........................................         1,698,129
Prepaid expenses and other assets ...........................           106,242
                  Total Assets ..............................   $ 1,777,055,138

LIABILITIES
Payable for securities purchased ............................        13,136,136
Payable for fund shares redeemed ............................         2,578,780
Payable to investment advisor (Note 3) ......................         1,378,724
Accounts payable and accrued expenses .......................           836,490
                  Total Liabilities .........................        17,930,130

NET ASSETS ..................................................   $ 1,759,125,008

NET ASSETS CONSIST OF:
         Distribution in excess of net investment income ....   $   (22,969,582)
         Net unrealized appreciation on investments .........        40,691,485
         Accumulated net realized gain ......................        21,747,846
         Net capital paid in on shares of beneficial interest     1,719,655,259
                                                                $ 1,759,125,008
NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share
($1,029,006,200 applicable to 35,103,557 shares of beneficial
interest outstanding - Note 4)                                  $      29.31

Maximum sales charge, 4.50% of offering
price (4.70% of net asset value per share)                              1.38
Maximum Offering Price Per Share                               $       30.69

Class B Shares:
Net asset value and offering price per share *
($47,230,470 applicable to 1,633,408 shares of beneficial
interest outstanding - Note 4)                                 $       28.92

Class C Shares:
Net asset value and offering price per share *
($408,842,506 applicable to 14,033,602 shares of beneficial
interest outstanding - Note 4)                                 $       29.13

Class I Shares:
Net asset value, offering and redemption price per share
($274,045,832 applicable to 9,311,912 shares of beneficial
interest outstanding - Note 4)                                 $       29.43

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

Statement of operations
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $198,696)   $ 8,975,221
Interest income ...........................................     2,667,521
Other income ..............................................        32,123
                  Total Income ............................    11,674,865

EXPENSES
Investment advisory fees (Note 3) .........................     6,686,663
Administration fees (Note 3)
         Class A Shares ...................................       593,228
         Class B Shares ...................................        18,721
         Class C Shares ...................................       241,472
         Class I Shares ...................................        68,319
Distribution and service fees (Note 3)
         Class A Shares ...................................     1,186,456
         Class B Shares ...................................       150,668
         Class C Shares ...................................     1,939,104
Transfer agent fees .......................................       745,299
Registration & filing fees ................................       203,634
Custodian fees ............................................       218,600
Professional fees .........................................       109,150
Accounting fees ...........................................        62,050
Director fees .............................................        29,970
Other expenses ............................................        90,883
                  Total Expenses ..........................    12,344,217

Less:
         Expenses reimbursed by investment advisor (Note 3)       (99,889)
         Distribution and service fees waived (Note 3)             (8,226)

                  Net Expenses                                 12,236,102

                  Net Investment Income                          (561,237)

REALIZED AND UNREALIZED GAIN (LOSS) - NOTE 5 Net realized gain on:
         Investments .................. ..................       3,137,595
         Foreign currency transactions ...................       8,689,144
                                                                11,826,739
Net unrealized depreciation
         Investments .....................................    (182,393,046)
         Foreign currency translations ...................      (2,166,427)
                                                              (184,559,473)

         Net Realized and Unrealized on Investments           (172,732,734)

         Net Increase (Decrease) in Net Assets
         Resulting From Operations                           $(173,293,971)



See notes to financial statements.

Statements of changes in net assets
                                              Six Months Ended       Year Ended
                                              March 31, 2001  September 30, 2000
INCREASE (Decrease) IN NET ASSETS FROM:
OPERATIONS:
Net investments income (loss).........        $      (561,237)   $    23,018,453
Net realized gain on investments and foreign currency .
transactions                                       11,826,739         21,126,370
Increase (Decrease) in unrealized appreciation
on investments and foreign currency translations (184,559,473)       161,627,211

      Net Increase (Decrease) in Net Assets
      Resulting from Operations ...........      (173,293,971)       205,772,034

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares ...........................        (8,826,465)       (19,810,582)
         Class B Shares ..................          (223,381)          (233,591)
         Class C Shares ..................        (2,181,805)        (5,785,505)
         Class I Shares ..................        (2,810,832)        (5,798,625)

From realized gains .......................
         Class A Shares                           (6,874,180)        (5,654,581)
         Class B Shares .....................       (169,447)                 0
         Class C Shares .....................     (2,882,566)        (2,137,052)
         Class I Shares .....................     (1,990,421)          (825,940)

FUND SHARE TRANSACTIONS - (Note 4)
         Class A Shares                          271,580,043         408,610,073
         Class B Shares ..................        33,407,620          18,309,048
         Class C Shares ...................       94,121,581         187,082,037
         Class I Shares ......................    63,470,387         169,014,282
                  Net Increase in Net Assets ... 263,326,562         948,541,598

NET ASSETS:
         Beginning of period                   1,495,798,445         547,256,847

         End of period ...................   $ 1,759,125,008     $ 1,495,798,445


See notes to financial statements.

Notes to financial statements
Note 1 - Organization

Thornburg Value Fund hereinafter referred to as the "Fund," is a diversified series of Thornburg Investment Trust (the "Trust"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eight series of shares of beneficial interest in addition to those of the Fund:
Thornburg Limited Term U.S. Government Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term Income Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg Global
Value Fund, Thornburg Core Growth Fund and Thornburg New York Intermediate Municipal Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund seeks long-term capital appreciation by investing primarily in domestic equity securities selected on a value basis.

The Fund currently offers four classes of shares of beneficial interest, Class A, Class B, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee,
(ii) Class B shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption, and bear both a service fee and distribution fee, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (v) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to distribution fees, administrative fees and certain transfer agent expenses. Class B shares of a Fund outstanding for eight years will convert to Class A shares of the Fund.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Securities: In determining net asset value, investments are stated at value based on latest sales prices at 4:00 pm EST reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost which approximates market value.

Options written: When the Fund writes a call option, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sales price on the principal exchange on which such option is traded, or in the absence of such sale, the latest ask quotation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Foreign Currency Translation:
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the translation date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. Net realized capital losses are carried forward to offset realized gains in future years. To the extent such carryforwards are used, no capital distributions will be made.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent a Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on market changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date.

Dividends: Dividends to the shareholders are paid quarterly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net realized capital gains, to the extent available, will be distributed annually. Distributions to shareholders are based on income tax regulations and therefore, their characteristics may differ for financial statement and tax purposes.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee And Other Transactions With Affiliates

Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services to the Fund for which the fees are payable at the end of each month. For the six months ended March 31, 2001, these fees were payable at annual rates ranging from 7/8 of 1% to 27/40 of 1% of the average daily net assets of the Fund depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended March 31, 2001, the Adviser voluntarily reimbursed certain class specific transfer agent fees of $54,345 for Class A, $33,719 for Class C, and $11,825 for Class I, respectively.

The Fund has an underwriting agreements with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund's shares. For the six months ended March 31, 2001, the Distributor earned commissions aggregating $270,225 from the sale of Class A shares of the Fund, and collected contingent deferred sales charges aggregating $52,238 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% annum of its average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares.

The Fund has also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to the Fund's Class B and Class C shares under which the Fund compensated the Distributor for services in promoting the sale of Class B and Class C shares of the Fund at an annual rate of up to 3/4 of 1% or .75% of the average daily net assets attributable to Class B and Class C shares. Total fees incurred by each class of shares of the Fund under its respective Service and Distribution Plans for the six months ended March 31, 2001 are set forth in the statement of operations.

Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note 4 - Shares of Beneficial Interest
At March 31, 2001 there were an unlimited number of shares of beneficial interest authorized. Sales of Class B of the Value Fund commenced April 1, 2000. Transactions in shares of beneficial interest were as follows:

Thornburg Value Fund
                                      Six Months Ended March 31,          Year Ended September 30,
                                                 2001                               2000
                                        Shares          Amount             Shares        Amount
Class A Shares
Shares sold ....................       7,700,391    $ 418,402,035       16,420,020    $ 527,506,679
Shares issued to shareholders in
   reinvestment of dividends ...       5,718,327        2,615,663          749,655       23,727,075
Shares repurchased .............      (4,801,332)    (149,437,655)      (4,459,640)    (142,623,681)

Net Increase ...................       8,617,386    $ 271,580,043       12,710,035    $ 408,610,073

Class B Shares
Shares sold ....................       1,099,441    $  33,899,670          545,736    $  18,173,596
Shares issued to shareholders in
   reinvestment of dividends ...           6,833          207,453            6,695          220,934
Shares repurchased .............         (22,759)        (699,503)          (2,537)         (85,482)

Net Increase ...................       1,083,515    $  33,407,620          549,894    $  18,309,048

Class C Shares
Shares sold ....................       3,842,022    $ 119,719,724        6,189,933    $ 196,801,670
Shares issued to shareholders in
   reinvestment of dividends ...          60,389        1,864,492          216,778        6,773,873
Shares repurchased .............        (889,834)     (27,462,635)        (522,055)     (16,493,506)

Net Increase ...................       3,012,557    $  94,121,581        5,884,656    $ 187,082,037

Class I Shares
Shares sold ....................       3,213,776    $ 102,011,851        5,783,536    $ 183,376,529
Shares issued to shareholders in
   reinvestment of dividends ...          86,372        2,665,298          196,605        6,399,307
Shares repurchased .............      (1,331,198)     (41,206,762)        (631,269)     (20,761,554)

Net Increase ...................       1,968,950    $  63,470,387        5,348,872    $ 169,014,282

Note 5 - Securities Transactions
For the six months ended March 31, 2001, the Fund had purchases and sales transactions of investment securities of $874,633,264 and $459,387,134, respectively. The cost of investments for Federal income tax purpose is $1,720,517,553 for the Fund.
At March 31, 2001, net unrealized appreciation of investments was $35,273,941 resulting from $213,971,514 gross unrealized appreciation and $178,697,573 gross unrealized depreciation.

Note 6 - Financial Investments With Off-Balance Sheet Risk
During the six months ended March 31, 2001, the Fund was a party to financial instruments with off-balance sheet risks, primarily currency forward exchange contracts. A forward exchange contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed upon future date. These contracts are purchased in order to minimize the risk to the Fund with respect to its foreign stock holdings from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign stock holdings. These instruments may involve market risks in excess of the amount recognized on the Statements of Assets and Liabilities. Such risks would arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency value and interest rates and contract positions that are not exact offsets. The contract amounts indicate the extent of the Fund's involvement in such contracts. At March 31, 2001, the Fund had outstanding forward exchange contracts for the sale of currencies as set out below. These contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the dates of entry into the contract.

Contracts to sell:
    43,025,655    Swiss Francs for 25,983,245 U.S. Dollars, June 20, 2001      1,102,657
     6,000,000    Swiss Francs for 3,536,068 U.S. Dollars, September 19, 2001     53,995
    69,797,254    Euros for 62,780,643, June 20, 2001                          1,347,456
39,800,000,000    South Korean Won for 32,736,140 U.S. Dollars, June 20. 2001  2,935,311
                  Unrealized gain from forward exchange contracts             $5,439,419

Financial highlights
                                              Six Months Ended
                                                   March 31,
                                                                          Year Ended September 30,
                                                     2001        2000          1999         1998        1997        1996(a)

Class A Shares:
Per share operating performance
(for a share outstanding throughout the period)+
Net asset value, beginning of period .... $          32.98   $   26.20  $     19.48  $     20.42  $    14.50  $      11.94

Income from investment operations:
Net investment income ...................             0.01        0.74         0.16         0.20        0.21          0.28
     Net realized and unrealized
     gain (loss) on investments .........            (3.15)       7.29         6.76         0.40        6.28          2.56


Total from investment operations ........            (3.14)       8.03         6.92         0.60        6.49          2.84

Less dividends from:
     Net investment income ..............            (0.28)      (0.86)       (0.20)       (0.17)      (0.20)        (0.28)
     Net realized gains .................            (0.25)      (0.39)        0.00        (1.35)      (0.37)         0.00
     Return of capital .................              0.00        0.00         0.00        (0.02)       0.00          0.00

Change in net asset value ..............             (3.67)       6.78         6.72        (0.94)       5.92          2.56

Net asset value, end of period .........   $          29.31   $  32.98  $     26.20  $     19.48  $    20.42  $      14.50

Total Return (b) .......................             (9.65)%     30.68%       35.50%        3.15%      46.01%        24.02%

Ratios/Supplemental Data Ratios to average net asset:
      Net investment income ................        0.08%(c)      2.31%        0.62%        0.95%       1.35%        2.48%(c)
      Expenses, after expense reductions ..         1.35%(c)      1.38%        1.44%        1.54%       1.61%        1.55%(c)
      Expenses, before expense reductions .         1.36%(c)      1.38%        1.44%        1.54%       1.61%        2.16%(c)

Portfolio turnover rate ...................          29.43%      72.35%       62.71%       99.55%      78.83%        59.62%

net assets at end of period (000) ........$       1,029,006  $  873,433   $ 360,966   $   150,492 $    66,893   $    15,438


(a)  Fund commenced operations on October 2, 1995.
(b)  Sales loads are not reflected in computing total return, which are not annualized for periods less than a year.
(c)  Annualized.
+Based on weighted average shares outstanding.


Class B Shares:
Per Share Operating Performance
(for a share outstanding throughout the period)+
                                               Six months        Period ended
                                                March 31,       to September 30,
                                                  2001              2000 (a)


Net asset value, beginning of period .....$       32.63     $       33.22

Income from investment operations:
              Net investment income (loss)        (0.14)             0
              Net realized and unrealized
              gain on investments .........       (3.11)             0.09
Total from investment operations ..........       (3.25)             0.09

Less dividends from:
              Net investment income .......       (0.21)            (0.68)
              Net realized gains ..........       (0.25)             0


Change in net asset value .................       (3.71)            (0.59)

Net asset value, end of period ............$      28.92     $       32.63

Total Return (b) ............................   (10.08)%            0.25%

Ratios/Supplemental Data Ratios to average net asset:
         Net investment income (loss) .......   (0.91)%(c)         0.02%(c)
         Expenses, after expense reductions ..    2.33%(c)         2.38%(c)
         Expenses, before expense reductions ..   2.33%(c)         2.43%(c)

Portfolio turnover rate ......................   29.43%            72.35%

Net assets at end of period (000) .........$     47,230   $        17,945



(a)  Effective date of class B shares was April 1, 2000.
(b) Sales loads are not reflected in computing total return, which are not annualized for periods less than a year.
(c)  Annualized.
+Based on weighted average shares outstanding.


Class C Shares:
Per Share Operating Performance
(for a share outstanding throughout the year)+
                                             Six Months Ended
                                                  March 31,                   Year Ended September 30,
                                                    2001         2000          1999         1998        1997        1996(a)


Net asset value, beginning of year ..      $        32.80   $   26.08  $      19.45   $    20.40    $   14.51    $   11.94

Income from investment operations:
    Net investment income (loss).......            (0.11)        0.49         (0.01)        0.03         0.07         0.18
    Net realized and unrealized
    gain on investments ...............            (3.14)        7.23          6.71         0.39         6.27         2.57
Total from investment operations ......            (3.25)        7.72          6.70         0.42         6.34         2.75

Less dividends from:
    Net investment income (loss) ......            (0.17)       (0.61)        (0.07)        0.00        (0.08)       (0.18)
    Net realized gains ................            (0.25)       (0.39)         0.00        (1.35)        (.37)        0.00
    Return of capital .................             0.00         0.00          0.00        (0.02)        0.00         0.00


Change in net asset value .............            (3.67)        6.72          6.63        (0.95)        5.89         2.57

Net asset value, end of year .........   $         29.13    $   32.80   $     26.08  $     19.45  $     20.40  $     14.51

total Return (b) .....................            (10.02)%      29.90%        34.45%        2.34%       44.77%       23.20%

Ratios/Supplemental Data Ratios to average net asset:
    Net investment income (loss) .......        (0.73)%(c)       1.53%        (0.17)%       0.14%        0.48%       1.73%(c)
    Expenses, after expense reductions .          2.15%(c)       2.16%         2.23%        2.36%        2.49%       2.30%(c)
    Expenses, before expense reductions ...       2.16%(c)       2.17%         2.23%        2.37%        2.73%       6.51%(c)

Portfolio turnover rate ..............            29.43%        72.35%         62.71%      99.55%       78.83%        59.62%

Net assets at end of year (000) .........$       408,843   $   361,447     $ 133,934 $    41,513$        9,999     $  1,267

(a)  Effective date of class C shares was October 2, 1995.
(b)  Sales loads are not reflected in computing total return, which are not annualized for periods less than a year.
(c)  Annualized.
 +       Based on weighted average shares outstanding.

Class I Shares:
Per Share Operating Performance
(for a share outstanding throughout the period)+
                                      Six months ended   Year ended  Period from
                                         March, 31     September 30, November 2,
                                           2001            2000      1998 (a) to
                                                                   September 30,
                                                                       1999

Net asset value, beginning of period   $  33.09       $   26.26       $  21.78

Income from investment operations:
         Net investment income             0.07            0.91           0.25
         Net realized and unrealized
         gain (loss) on investments       (3.16)           7.25           4.48
Total from investment operations          (3.09)           8.16           4.73

Less dividends from:
         Net investment income            (0.32)          (0.94)         (0.25)
         Net realized gains ...           (0.25)          (0.39)             0


Change in net asset value ....            (3.66)           6.83           4.48

Net asset value, end of period .   $      29.43     $     33.09  $       26.26

Total Return (b) ...............         (9.43)%          31.44%         21.70%

Ratios/Supplemental Data Ratios to average net asset:
   Net investment income .............   0.44%(c)          2.82%        1.14%(c)
   Expenses, after expense reductions .. 0.98%(c)          0.99%        1.00%(c)
   Expenses, before expense reductions . 0.99%(c)          1.00%        1.13%(c)

Portfolio turnover rate ....            29.43%            72.35%          62.71%
Net assets at end of period (000)   $ 274,046    $       242,974   $      52,357

(a)  Effective date of class I shares was November 2, 1998.
(b) Sales loads are not reflected in computing total return, which are not annualized for periods less than a year.
(c)  Annualized.
   + Based on weighted average shares outstanding.

Schedule of Investments
Thornburg Value Fund
March 31, 2001
CUSIPS:  Class A - 885-215-731, Class B - 885-215-590, Class C - 885-215-715,
Class I - 885-215-632
NASDAQ Symbols: Class A - TVAFX, Class B - TVBFX proposed, Class C - TVCFX, Class I - TVIFX

COMMON STOCKS--92.70%
BANKS (13.20%)
  American Financial Holdings Inc.          995,000                 $21,268,125
  Bank New York Inc.                        1,111,700                54,740,108
  Hudson City Bancorp Inc.                  475,000                   9,410,937
  National Commerce Bancorp                 1,964,700                48,749,119
  Washington Mutual Inc.                    770,000                  42,157,500
  Waypoint Financial Corp. +                80,000                      849,600
  Wells Fargo & Co.                         1,092,800                54,060,816
BIOTECHNOLOGY (1.70%)
  Genzyme Corp. +                           331,000                  29,899,230
CAPITAL EQUIPMENT (4.70%)
  Caterpillar Inc.                          954,400                  42,356,272
  Emerson Electric Co.                      650,000                  40,274,000
CONSUMER ELECTRONICS (0.70%)
  Palm Inc.                                 1,371,000                11,524,969
PHARMACEUTICALS (2.80%)
  American Home Products Corp.              824,400                  48,433,500
ENERGY (1.40%)
  AES Corp. +                               485,000                  24,230,600
ENTERTAINMENT (1.30%)
  Fox Entertainment Group Inc. +            1,148,700                22,514,520
FOOD & BEVERAGES (2.60%)
  Pepsico Inc.                              1,050,000                46,147,500
NATURAL GAS PIPELINES (2.40%)
  El Paso Corp.                             649,300                  42,399,290
HEALTHCARE SERVICES (6.30%)
  Health Management Assoc. +                1,580,000                24,569,000
  Tenet Healthcare Corp.                    893,800                  39,327,200
  Wellpoint Health Networks Inc. +          485,500                  46,273,005
HOUSEHOLD PRODUCTS (3.10%)
  Kimberly Clark Corp.                      814,600                  55,254,318
INVESTMENT MANAGEMENT & BROKERAGE
(10.60%)
  Alliance Capital Management Holding LP    909,900                  37,487,880
  Charles Schwab and Co.                    672,500                  10,369,950
  E-Trade Group Inc. + +                    3,872,577                27,030,587
  Ing Groep NV                              445,000                  28,968,525
  Investment Technology Group +             458,669                  23,483,853
  Julius Baer Holding AG                    6,883                    30,740,960
  Stilwell Financial Inc.                   1,060,700                28,447,974
METALS & MINING (1.50%)
  Alcoa Inc.                                744,000                  26,746,800
OIL & GAS (8.60%)
  BP Amoco PLC +                            600,000                  29,772,000
  Ensco International Inc.                  866,100                  30,313,500
  Exxon Mobil Corp.                         424,700                  34,400,700
  Unocal Corp.                              1,660,000                57,386,200
REAL ESTATE INVESTMENT TRUSTS (2.60%)
  Simon Property Group Inc.                 1,810,500                46,348,800
RETAIL (8.00%)
  CVS Corp.                                 900,600                  52,676,094
  Lowes Inc.                                569,000                  33,258,050
  Radioshack Corp.                          688,600                  25,264,734
  Staples Inc. +                            1,985,000                29,526,875
TECHNOLOGY - SEMI CONDUCTORS &
EQUIPMENT (3.40%)
  Advanced Micro Devices Inc. +             1,089,200                28,907,368
  Samsung Electronics                       200,000                  31,254,696
TECHNOLOGY - COMPUTERS & PERIPHERALS
(1.40%)
  EMC Corp. +                               826,000                  24,284,400
TECHNOLOGY - SOFTWARE & SERVICES (4.90%)
  Advent Software, Inc. +                   659,400                  29,219,662
  DST Systems Inc. +                        352,900                  17,006,251
  Entrust Technologies Inc. +               1,034,400                 8,598,450
  Microsoft Corp.                           570,000                  31,171,875
TELECOMMUNICATION SERVICES (2.90%)
  Verizon Communications                    1,020,300                50,300,790
TELECOMMUNICATION EQUIPMENT (2.80%)
  Foundry Networks Inc. +                   1,547,100                11,603,250
  Nokia Corp.                               1,580,700                37,936,800
MEDIA - ENTERTAINMENT (2.90%)
  AOL Time Warner Inc. +                    1,249,900                50,183,485
UTILITIES (2.90%)
  Constellation Energy Group Inc.           1,155,000                50,935,500

TOTAL COMMON STOCKS (Cost                                         1,628,065,618
$1,592,791,677)

COMMERCIAL PAPER--7.30%
  American General Finance, 5.11% due       9,700,000                 9,695,869
  4/4/2001
  American General Finance, 5.02% due       13,000,000               12,992,749
  4/5/2001
  Citicorp Inc., 4.94% due 4/3/2001         14,200,000               14,196,103
  Citicorp Inc., 4.90% due 4/4/2001         10,300,000               10,295,794
  Ford Motor Credit Co., 5.08% due          22,600,000               22,571,298
  4/10/2001
  General Electric, 4.87% due 4/2/2001      11,000,000               10,998,512
  IBM Credit Corporation, 4.85% due         19,100,000               19,087,134
  4/6/2001
  Nestle Capital Corp., 4.90% due           13,600,000               13,596,298
  4/3/2001
  Wal Mart Stores Inc., 4.96% due           14,300,000               14,292,119
  4/5/2001

TOTAL COMMERCIAL PAPER (Cost $127,725,876)                         $127,725,876


TOTAL INVESTMENTS   (Cost 1,720,517,553)*                       $ 1,775,791,494

+Non-income producing.
See notes to financial statements.